Form N-1A Cover	Sep. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 12, 2024
Prospectus Date	Apr. 26, 2024
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 12, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco V.I. Capital Appreciation Fund
(the “Fund”)
Important Notice Regarding Change in Fund Name and Investment Policy
The purpose of this supplement is to provide you notice of changes to the current Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
At a meeting held on September 9-11, 2024, the Board of Trustees (the “Board”) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) approved changes to the name and principal investment strategies of the Fund. In connection with the changes approved by the Board, the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets in investments suggested by the Fund’s name, as set out below. The Fund’s investment objective to seek capital appreciation will not change and the changes discussed herein will not materially impact the way the Fund is managed.
Effective on or about April 30, 2025, the Fund’s Summary and Statutory Prospectuses and SAI will be revised to reflect the following:
1. The Fund will be renamed “Invesco V.I. Discovery Large Cap Fund.”